Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets - at cost	$ 2,212,013	$ 0
Balance at the beginning of the period	2,218,238	2,212,013
Expenditure incurred during the period	40,560	16,691
Exchange differences	(46,785)	(8,752)
Assets classified as held for sale		(2,219,952)
Balance at the end of the period	$ 2,212,013	$ 0